Interest in Other Entities	12 Months Ended
Dec. 31, 2020
Interest in Other Entities [Abstract]
INTEREST IN OTHER ENTITIES

NOTE 3 - INTEREST IN OTHER ENTITIES:

Material subsidiaries:

ScoutCam Inc.

On September 16, 2019, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”), with ScoutCam Inc, formerly known as Intellisense, pursuant to which the Company assigned, transferred and delivered 100% of its holdings in ScoutCam Ltd. to ScoutCam Inc, in exchange for consideration consisting of shares of ScoutCam’s Inc. common stock representing 60% of the issued and outstanding share capital of ScoutCam Inc. immediately upon the closing of the Exchange Agreement (the “Closing”). The Exchange Agreement was conditioned on certain obligations by the respective parties, including, but not limited to, that ScoutCam Inc. will have at least USD 3 million in cash on hand upon Closing, and that ScoutCam Inc. will bear the costs and expenses in connection with the execution of the Exchange Agreement. In accordance with said obligations, ScoutCam Inc. undertook to secure at least USD 3 million in funding prior to the Closing, based on a pre-money valuation of USD 10 million on a post-Closing basis. In addition, the Exchange Agreement provides that if ScoutCam achieves an aggregated amount of USD 33 million in sales within the first three years immediately after the Closing, ScoutCam Inc. will issue to the Company additional shares representing 10% of ScoutCam’s Inc. issued and outstanding share capital as reflected on the date of the Closing. As of December 31, 2020 it is very unlikely that ScoutCam will achieve the sales milestone and therefore there is no liability in ScoutCam and no asset in Medigus.

The Closing occurred on December 30, 2019 (the “Closing Date”). Pursuant to the Exchange Agreement, Intellisense issued to Medigus 16,130,952 shares of common stock. Upon such share issuance, ScoutCam Ltd. became a wholly-owned subsidiary of Intellisense. On December 31, 2019, Intellisense Solutions Inc. changed its name to ScoutCam Inc.

Also, on the Closing Date, 3,413,312 units, each comprised of two shares of common stock, one Warrant A (as defined below) and two Warrants B (as defined below), were issued to investors by ScoutCam Inc.as part of the financing transaction that ScoutCam Inc. was obligated to secure prior to the Closing date. The immediate gross proceeds from the issuance of the units amounted to approximately USD 3.3 million (the “Issuance of Units to External Investors”).

Each Warrant A is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.595 per share during the12 month period following the allotment. Each Warrant B is exercisable into one share of common stock of ScoutCam Inc. at an exercise price of USD 0.893 per share during the 18-month period following the allotment.

In addition, Shrem Zilberman Group Ltd (the “Consultant”) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250 thousand in ScoutCam Inc.

During 2020, 2,992,855 Warrants A were exercised. 420,457 unexercised Warrants A expire on December 30,2020.

While ScoutCam Inc. was the legal acquirer, ScoutCam Ltd. was treated as the acquiring company for accounting purposes as the Exchange Agreement was accounted for as a reverse recapitalization conducted at ScoutCam Ltd.’s level. Accordingly, the accounting treatment is equivalent to the issuance of 10,753,969 shares by ScoutCam Ltd, for the net monetary assets of ScoutCam Inc. The net acquired assets of the ScoutCam Inc. as of the Closing Date was $3,040 thousands. There were no fair value adjustments necessary to perform as the carrying values of the net acquired assets approximated fair value. Further, given the nature of the operations of ScoutCam Inc. prior to the Closing Date, there were no intangible assets, including goodwill, recognized as a result of the Exchange Agreement.

The reverse recapitalization transaction conducted at ScoutCam Ltd.’s level was accounted for in the Group’s consolidated financial statements as a transaction with non-controlling interest in which the Company consolidated ScoutCam Inc.’s net assets in consideration equal to the fair value of the shares ScoutCam Inc. had to issue to Medigus as part of the reverse recapitalization transaction. The fair value could not be determined based on ScoutCam Inc.’s stock market value as there is currently no trading market for ScoutCam Inc.’s common stock and there is no assurance that a regular trading market will ever develop. The Company concluded to determine the fair value based on a pre-money valuation attributed to ScoutCam Inc. as part of the Issuance of Units to External Investors as mentioned above. In accordance, an amount of USD 10,098 thousand was listed in the consolidated statements of loss and comprehensive loss as listing expenses in 2019. Furthermore, the Company recorded a capital reserve of $11,714 thousand resulting from the transaction with non-controlling interest.

Non-controlling interests (NCI)

Set out below is summarized financial information for ScoutCam Inc. that has non-controlling interest that are material to the Group. The amounts are before inter-company eliminations.

Summarized balance sheet	December 31, 2019
USD in thousands

Current assets	4,318
Current liabilities	1,910
Current net assets	2,408

Non -current assets	439
Non-current liabilities	325
Non-current net assets	114

Net assets	2,522

Accumulated non-controlling interest	1,424

Summarized statement of comprehensive income	Year ended December 31, 2019
USD in thousands

Revenue	309
Loss for the period	(11,927)

Net loss attributable to the NCI	-

Summarized statement of Cash flow:

Cash flow used in operating activities	(1,799)
Cash flow used in investing activities	(55)
Cash flow from financing activities	5,104
Net increase in cash and cash equivalents	3,250

Summarized balance sheet	December 31, 2020
USD in thousands

Current assets	4,027
Current liabilities	772
Current net assets	3,255

Non -current assets	1,866
Non-current liabilities	1,159
Non-current net assets	707

Net assets	3,964

Accumulated non-controlling interest	3,055

Summarized statement of comprehensive income	Year ended December 31, 2020
USD in thousands

Revenue	491
Loss for the period	(4,667)

Net loss attributable to the NCI	-

Summarized statement of Cash flow:

Cash flow used in operating activities	(4,187)
Cash flow used in investing activities	(276)
Cash flow from financing activities	4,506
Net increase in cash and cash equivalents	43

On June 23, 2020, (the “Conversion Date”), Scoutcam entered into and consummated a Side Letter Agreement with the Company, whereby the parties agreed to convert, at a conversion price of $0.484, an outstanding line of credit previously extended by the Company to ScoutCam, which as of the Conversion Date was $381 thousand, into (a) 787,471 shares of the Company’s common stock, (b) warrants to purchase 393,736 shares of common stock with an exercise price of $0.595 (Warrant A), and (c) warrants to purchase 787,471 shares of common stock with an exercise price of $0.893 (Warrant B). As the conversion price represented the same unit price as in the March 2020 and May 2020 private placements, no finance expenses have been recorded in the Consolidated statements of loss and other comprehensive loss as a result of the conversion.

Each Warrant A is exercisable into one share of common stock of Scoutcam at an exercise price of USD 0.595 per share during the 12 months period following the allocation.

Each Warrant B is exercisable into one share of common stock of Scoutcam at an exercise price of USD 0.893 per share during the 18 months period following the allocation.

Eventer

On October 14, 2020, the Company signed a share purchase agreement and a revolving loan agreement with Eventer, a technology company engaged in the development of unique tools for automatic creation, management, promotion, and billing of events and ticketing sales. Pursuant to the share purchase agreement, the Company invested $750 thousand and were issued an aggregate of 325,270 ordinary shares of Eventer, representing 58.7% of the issued and outstanding share capital (50.01% of Eventer’s issued and outstanding share capital on a fully diluted basis). The share purchase agreement provides that the Company will invest an additional $250 thousand in a second tranche, subject to Eventer achieving certain post-closing EBITDA based milestones during the fiscal years 2021 through 2023, or the Milestones. The milestone will be examined in each of the years 2021 through 2023. The fair value of the earn-out was calculated by using a Monte Carlo Simulation. According to this model, the fair value of the earn-out was NIS 233 thousand ($69 thousand) as of October 14, 2020. In addition, the Company granted a loan to Eventer in the amount of $250 thousand. As of October 14, 2020, the loan was valued at $204 thousand. According to the agreements between the parties, the repayment of loan amount shall be deducted by the total earn-out. As of the October 14, 2020, Eventer granted 74,100 options to its employees and other third parties. at a total fair value of $148 thousands. According to the Company’s management, no material adverse effect or other financial changes with significant effect on the Company’s activity occurred during the term between October 14, 2020 and December 31, 2020. Thus, the Company concluded that there was no material impact on the fair value of the options.

In addition, the Company entered into the Loan Agreement, under which the Company committed to lend up to $1,250 thousand to Eventer through advances of funds upon Eventer’s request and subject to the Company approval. The Company extended the Initial Advance. Advances extended under the Loan Agreement may be repaid and borrowed in part or in full from time to time. The Initial Advance will be repaid in twenty-four equal monthly installments, commencing on the first anniversary of the Loan Agreement. Other advances extended under the Loan Agreement will be repaid immediately following, and in no event later than thirty days following the completion of the project or purpose for which they were made. Outstanding principal balances on the advances will bear interest at a rate equal to the higher of (i) 4% per year, or (ii) the interest rate determined by the Israeli Income Tax Ordinance [New Version] 5721-1961 and the rules and regulation promulgated thereunder. Interest payments will be made on a monthly basis.

On October 14, 2020, the Company entered the Exchange Agreement with Eventer’s shareholders, pursuant to which, during the period commencing on the second anniversary of the Exchange Agreement and ending fifty-four (54) months following the date of the Exchange Agreement, Eventer’s shareholders may elect to exchange all of their Eventer shares for ordinary shares of the Company. The number of ordinary shares of the Company to which Eventer’s shareholders would be entitled pursuant to an exchange will be calculated by dividing the fair market value of each Eventer’s ordinary share, as mutually determined by The Company and the shareholders, by the average closing price of an ordinary share of the Company on the principal market on which its ordinary shares or ADSs are traded during the sixty days prior to the exchange date rounded down to the nearest whole number. The Company board of directors may defer exchange’s implementation in the event it determines in good faith that doing so would be materially detrimental to the Company and its shareholders. In addition, the exchange may not be effected for so long as $600 thousand or greater remains outstanding under the Loan Agreement, or if an event of default under the Loan Agreement has occurred.

Eventer price allocation summary:

15 October, 2020
USD in thousands

Cash consideration invested in Eventer	750
Fair value of earn-out	69
Difference between fair value and fair value of loan extended to Eventer	46
Total consideration	865

Value acquired:
Fair value of net tangible assets acquired	751
Non-controlling interest	(381)
Total acquired	370

Excess purchase price to allocate to technology and goodwill	495

Summarized balance sheet:

December 31, 2020
USD in thousands(*)

Current assets	1,335
Current liabilities	1,078
Current net assets	257

Non-current assets	5
Non-current liabilities	0
Non-current net assets	5

Net assets	262

Accumulated non-controlling interests	178

Summarized statement of comprehensive income:

15.10- December 31, 2020
USD in thousands(**)

Revenues	40
Loss for the period	(490)

Net loss attributable to the NCI	(202)

Summarized statement of cash flows: (*)

For the year ended December 31, 2020
USD in thousands
Cash flow used in operating activities	(347)
Cash flow used in investing activities	52
Cash flow from financing activities	1,032
Net increase in cash and cash equivalents	737

(*)	translated at the closing rate at the date of that balance sheet

(**)	translated at average exchange rates for the period

Investments accounted for using the equity method

Gix Group (“Algomizer”)

On June 19, 2019, the Company signed an agreement with Gix Group Ltd. (“Gix”) and its wholly-owned subsidiary Linkury Ltd. (together the “Gix Group”), for an investment of approximately $5 million in Gix Group (the “Investment Agreement”). The investment was subject to certain pre-conditions, which were met at September 3, 2019 (“Closing Date”). As part of the investment

a.	Medigus received 2,168,675 ordinary shares of Gix (Gix shares).

b.	Medigus received 729,508 ordinary shares of Linkury Ltd (“Linkury’s shares”).

c.	Medigus received 2,898,183 warrants to purchase 2,898,183 Gix shares at an exercise price of NIS 5.25 per share (“Gix Warrants”), expected term of 3 years following the issuance date.

d.	Medigus’ investment in Gix and Linkury is based on a projection that Linkury’s net profit for 2019 will be at least NIS 15 million. In the event that Linkury’s net profit is less than NIS 15 million for 2019, Medigus will be issued with additional ordinary shares in Gix, adjusting the price per Gix ordinary shares to the actual net profit for 2019, and compensating Medigus for the difference between the actual net profit and the target net profit for 2019 (“Reverse earn out”). Linkury net profit for 2019 was more than NIS 15 million. See note 4.

e.	Medigus is also entitled, for a period of three years following the closing of the investment, to convert any and all of its Linkury shares into Gix shares with a 20% discount over the average share price of Gix on TASE within the 60 trading days preceding the conversion (“Conversion Right”). The conversion right is measured at fair value through profit and loss using Black-Scholes model.

f.	In the event, during the three year period following the closing of the investment, Gix shall issue, or under take to issue ordinary shares with a price per share or exercise per share lower NIS 4.15 (the “(Reduced Per Share Purchase Price”), Gix shall be allocated immediately with such amounts of additional ordinary shares (and the Gix Warrant shall be adjusted accordingly) equal to the difference of (x) the amount of ordinary shares actually received by the Company under the Investment Agreement, and (y) the amount which Medigus would have otherwise received should the Reduced Per Share Purchase Price was applied (“Anti-dilution”). See note 4.

In consideration of the Investment Agreement as described above Medigus:

a.	Paid NIS 14,400 thousand at cash (approximately USD 4,057 thousands).

b.	Issued to Gix 333,334 ADS representing 6,666,680 ordinary shares.

c.	Issued to Gix 333,334 warrants to purchase 333,334 ADS representing 6,666,680 ordinary shares at an exercise price of USD 4 per warrant.

On September 3, 2019, the Company acquired 8.45% of the issued shares of Gix and 9.34% of the issued shares of Linkury Ltd. As part of the investment, Medigus appointed two directors out of the seven directors to the board of directors of Gix, therefore, the Company achieved a significant influence in Gix. In Linkury board there is no representation for the Company, the Company don’t have significant influence in Linkury. Therefore, investment on Linkury’s shares accounted as financial asset in fair value through profit or loss and investment on Gix shares accounted for using the equity method.

The difference between the fair value of consideration paid by the Company and the fair value of Linkury’s shares, Gix warrants, reverse earn-out, conversion right and anti-dilution was attributed to Gix shares.

Two of the Company’s members of the board of directors hold less than 5% each in Gix Ltd. Furthermore, the same directors hold less than 5% each in a subsidiary company of Gix Ltd.

To the best of the Company’s knowledge, Gix Ltd. used the investment funds to finance its ongoing operations and for an early repayment of a loan previously granted -and partially provided by an affiliated company related to one of Company’s shareholders or by such shareholder in connection with the acquisition of Linkury.

Name of entity	Place of business/country of incorporation	% of ownership interest as of December 31, 2020		Nature of relationship	Measurement method	Quoted fair value as of December 31, 2020	Carrying amount as of December 31, 2020
						USD in thousands
Gix Ltd	Israel	8.22	%(*)	Associate	Equity method	927	1,013

(*)	After the acquisition, Gix issued options to employees, so the Company’s holding of Gix decreased from 8.45% to 8.22%

Gix Ltd, through its subsidiary Linkury, is engaged in internet marketing including: Internet video and imaging, website monetization and search engines and automated tools for internet advertising.

The table below provide summarized financial information for Gix.

Summarized balance sheet:

December 31, 2019
USD in thousands (*)
Current assets
Cash and cash equivalents	3,712
Other current assets	7,285
Total current assets	10,997
Non-current assets	9,201
Current liabilities
Financial liabilities (excluding trade payables)	1,270
Other current liabilities	8,375
Total current liabilities	9,645
Non-current liabilities
Financial liabilities (excluding trade payables)	800
Other non-current liabilities	2,310
Total non-current liabilities	3,110
Net assets	7,443

Equity attributable to Gix shareholders	2,388

Non-controlling interests	5,055

Summarized balance sheet:

December 31, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	3,965
Other current assets	7,550
Total current assets	11,515
Non-current assets	7,405
Current liabilities
Financial liabilities (excluding trade payables)	1,307
Other current liabilities	7,441
Total current liabilities	8,748
Non-current liabilities
Financial liabilities	381
Other non-current liabilities	2,484
Total non-current liabilities	2,865
Net assets	7,307

Equity attributable to Gix shareholders	2,994

Non-controlling interests	4,312

Summarized statement of comprehensive income:

September 4, 2019 - December 31, 2019
USD in thousands (**)

Revenue	12,081
Gross profit	3,252
Loss for the period	(3,153)
Other comprehensive loss	(609)
Total comprehensive loss	(3,762)

For the year ended December 31, 2020
USD in thousands (**)

Revenue	38,155
Gross profit	9,306
Loss for the period	(3,153)
Other comprehensive loss	(652)
Total comprehensive loss	(1,095)

(*)	translated at the closing rate at the date of that balance sheet

(**)	translated at average exchange rates for the period

For the year ended December 31, 2019
Reconciliation to carrying amounts:	USD in thousands

Equity attributable to Gix shareholders’ as of Closing Date	3,061
Loss attributable to Gix shareholders’ for the period between Closing Date through December 31,2019	(3,070)
Other comprehensive loss attributable to Gix shareholders’ for the period between Closing Date through December 31,2019	(527)
Increase in capital reverse	2,924
Equity attributable to Gix shareholders’ as of December 31, 2019	2,388
Groups share in %	8.22%
Group share	196
Fair value adjustments	953
Balance as of December 31, 2019	1,149

For the year ended December 31, 2020
Reconciliation to carrying amounts:	USD in thousands

Equity attributable to Gix shareholders’ as of January 1, 2020	2,388
Loss attributable to Gix shareholders’ for the year ended December 31,2020	(652)
Other comprehensive loss attributable to Gix shareholders’ for the year ended December 31,2020	(439)
Increase in capital reverse	495
Equity attributable to Gix shareholders’ as of December 31, 2019	1,792
Groups share in %	8.22%
Group share	147
Fair value adjustments	791
USD/NIS translation adjustments	75
Balance as of December 31, 2020	1,013

Matomy

On February 18, 2020, the Company purchased 2,284,865 shares of Matomy Media Group Ltd. (“Matomy”), which represents 2.32% of its issued and outstanding share capital. On March 24, 2020, The Company completed an additional purchase of 22,326,246 shares of Matomy, raising The Company aggregate holdings in Matomy to 24.92% of Matomy’s issued and outstanding share capital. As a consequence, the Company gained significant influence over this investment and the investment was reclassified from a financial asset at fair value through profit or loss to an associate. Following the Company’s decision to sell up to 50% of Matomy’s shares in the near future, half of this investment is classified in assets available for sale.

Matomy together with its subsidiaries offered and provided a portfolio of proprietary programmatic data-driven platforms focusing on two core activities of domain monetization and mobile digital advertising to advertisers, advertising agencies, apps developers and domain owners, primarily in the United States and Europe. In the period spanning from mid-2017 through December 2019, Matomy exited all its activities.

Upon acquisition of the investment on Matomy, the difference between the cost of the investment and the Company’ share of the net fair value of the assets and liabilities of Matomy amounted to USD 546 thousands. The difference was recorded in the consolidated statements of loss and comprehensive loss as amortization of the excess purchase price of an associate.

As a result of exercise of Matomy’s option during the year, the Company now holds 24.92% of the voting interest directly.

The carrying amount of the investment presented in the Company at the time of the transaction was USD 137 thousands, including fair value losses of USD 16 thousands that had been recognized in profit or loss. The Group’s accounting policy for step acquisitions of associates is to measure the cost as the sum of the fair value of the interest previously held plus the fair value of the additional consideration transferred (totaling USD 1,601 thousand). The carrying amount of equity-accounted investments has changed as follows for the period from March 24 to December 31, 2020:

Summarized balance sheet:

December 31, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	6,918
Other current assets	723
Total current assets	7,641

Current liabilities
Other current liabilities	3,191
Total current liabilities	3,191
Non-current liabilities
Other non-current liabilities	59
Total non-current liabilities	59
Net assets	4,391

Summarized statement of comprehensive income:

For the period from March 24 to December 31, 2020
USD in thousands (**)

General and administrative	1,122
Operating loss	(1,122)
Financial income, net	1,236
Tax benefit	39
Net income	153

(*)	translated at the closing rate at the date of that balance sheet

(**)	translated at average exchange rates for the period

Reconciliation to carrying amounts:

For the period from March 24 to December 31, 2020
USD in thousands
Fair value as of March 24, 2020	137
Additions	1,464
Amortization of excess purchase price of an associate	(546)
Profit for the period – through share of other comprehensive income of associates accounted for using the equity method	38
Balance as of December 31, 2020	1,093

Polyrizon – Protective Biological Gels

Polyrizon is a private company engaged in developing biological gels designed to protect patients against biological threats and reduce the intrusion of allergens and viruses through the upper airways and eye cavities.

In July 2020, the Company entered into an ordinary share purchase agreement with Polyrizon, pursuant to which the Company purchased 19.9% of Polyrizon’s issued and outstanding capital stock on a fully diluted basis for aggregate gross proceeds of $10 thousand. Polyrizon did not have a significant operation in the period before the purchase. The concentration test, as describe in IFRS 3, is met. Therefore, the transaction is accounted as an asset acquisition. The Company also Granted a loan to Polyrizon in the amount of $94 thousand. The loan does not bear any interest and is repayable only upon a deemed liquidation event, as defined in that ordinary share purchase agreement. In addition, the Company have an option, or the Option, to invest an additional amount of up to $1 million in consideration for shares of Polyrizon such that following the additional investment, the Company will own 51% of Polyrizon’s capital stock on a fully diluted basis, excluding outstanding deferred shares, as defined in the share purchase agreement. The Option is exercisable until the earlier of (i) April 23, 2023, or (ii) the consummation by Polyrizon of equity financing of at least $500 thousand based on a pre-money valuation of at least $10 million the total value of the options is $36 thousand, and the acquisition was accounted for by the equity method. The Option is measured at fair value through profit and loss.

In addition, the Company entered into an exclusive reseller agreement with Polyrizon. As part of the reseller agreement, the Company received an exclusive global license to promote, market, and resell the Polyrizon products, focusing on a unique Biogel to protect from the COVID-19 virus. The term of the license is for four years, commencing upon receipt of sufficient FDA approvals for the lawful marketing and sale of the products globally. the Company also have the right to purchase the Polyrizon products on a cost-plus 15% basis for the purpose of reselling the products worldwide. In consideration of the license, Polyrizon will be entitled to receive annual royalty payments equal to 10% of the Company annualized operating profit arising from selling the products. To date, Poyrizon’s products have not received the requisite FDA approvals, and therefore manufacturing and commercialization efforts have not yet commenced.

The following table provides details regarding the Purchase Price Allocation of Polyrizon as of July 15, 2020:

July 15, 2020
USD in thousands (*)
Current assets
Cash and cash equivalents	10
Loan	94
104
Allocation
Consideration for other instruments ***	36
IP	74
Shareholder loan	(6)

Total allocated	104

***	Fair value if the Option, to invest an additional amount of up to $1 million in consideration for shares of Polyrizon such that following the additional investment and own 51% of Polyrizon’s capital stock on a fully diluted basis.

July 15, 2020 - December 31, 2020
USD in thousands (**)

Operating loss	(31)
Net loss	(32)

(*)	translated at the closing rate at the date of that balance sheet
(**)	translated at average exchange rates for the period